DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATION
Schedule of balance sheets, condensed cash flows, results of operations and revenue recognition of professional education business

	December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	157,708	59,068
Time deposits	6,277	—
Restricted cash	17,730	3,520
Accounts receivable, net of allowance for credit losses-current	68,733	12,472
Amounts due from related parties	606	313
Assets held-for-sale	106,539	—
Prepaid expenses and others current assets	72,683	64,250
Time deposits-non current	124	120
Accounts receivable, net of allowance for credit losses-non-current	182	—
Property and equipment, net	44,838	34,991
Intangible assets, net	512	148
Right-of-use assets	101,797	49,671
Goodwill	3,366	3,366
Long-term investments	—	11,859
Deferred income tax assets	21,495	18,848
Other non-current assets, net	14,472	16,977
Total assets of discontinued operations held for sale	617,062	275,603

Balance sheet classification:
Current assets of discontinued operations held for sale	430,276	275,603
Non-current assets of discontinued operations held for sale	186,786	—
Total assets of discontinued operations held for sale	617,062	275,603

Short-term bank loans	22,000	20,000
Accounts payable	1,071	116
Amounts due to related parties	87	3,596
Operating lease liabilities-current	49,386	21,872
Income taxes payable	104,153	106,944
Deferred revenue-current	373,733	265,132
Accrued expenses and other current liabilities	186,605	107,127
Deferred revenue-non current	14,051	7,363
Operating lease liabilities-non-current	59,625	25,130
Other non-current liabilities	3,698	3,511
Total liabilities of discontinued operations held for sale	814,409	560,791

Balance sheet classification:
Current liabilities of discontinued operations held for sale	737,035	560,791
Non-current liabilities of discontinued operations held for sale	77,374	—
Total liabilities of discontinued operations held for sale	814,409	560,791

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	79,173	(28,574)	(140,403)
Net cash provided by investing activities	79,651	6,109	106,592
Net cash provided by/(used in) financing activities	—	22,000	(2,000)

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	1,150,247	1,068,230	624,586
Cost of revenues	(405,750)	(327,627)	(226,214)
Gross profit	744,497	740,603	398,372
Selling and marketing expenses	(440,643)	(362,844)	(252,192)
General and administrative expenses	(210,532)	(206,588)	(149,828)
Research and development expenses	(65,787)	(51,780)	(28,434)
Operating income (loss)	27,535	119,391	(32,082)
Interest(expense) income, net	(276)	738	185
Income (loss) from discontinued operation	27,259	120,129	(31,897)
Gain on disposal of subsidiary (Note b)	—	—	26,797
Other income	4,106	3,133	64
Foreign currency exchange loss, net	(251)	(629)	(395)
Income/(loss) before income taxes	31,114	122,633	(5,431)
Income tax benefit (expense)	2,394	(35,338)	(6,549)
Net income (loss) from discontinued operation	33,508	87,295	(11,980)

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred over time	1,053,853	929,693	576,324
Services transferred at a point in time	96,394	138,537	48,262
Total net revenues	1,150,247	1,068,230	624,586

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Guarantee service	7,885	12,503	15,630